S-K 1603(a) SPAC Sponsor	Mar. 31, 2026 USD ($) $ / shares shares
Spac Sponsor Line Items
SPAC Sponsor Name	Spectre RH Limited
SPAC Sponsor Form of Organization	Limited Liability Partnership
Material Roles and Responsibilities [Text Block]

The following table sets forth certain information concerning our directors and executive officers as of the date of this prospectus.

Name	Age	Position
Jingxia Hua	39	Chief Executive Officer and Director
Lin Sun	37	Chief Financial Officer and Director
Henrik Cronqvist	52	Independent Director Nominee
Yun Zhang	49	Independent Director Nominee

Below is a summary of the business experience of each of our executive officers and directors:

Ms. Jingxia Hua has served as our chief executive officer and director since November 2025. Ms. Hua has extensive experience in corporate management, technical consulting, and business development. Ms. Hua has served as Executive Director of Yaokong Technology (Shanghai) Co., Ltd. since July 2019. Since July 2019, she has overseen overall company operations at Yaokong Technology, focusing on technical consulting for new materials technology, new energy technology, and environmental protection technology, as well as technical services related to energy system integration and engineering design. From September 2018 to December 2023, Ms. Hua served as Executive Director at Senyao Energy Technology (Shanghai) Co., Ltd., where she led company operations, drove market expansion, managed cross-functional teams, and strengthened strategic partnerships and brand influence in the smart energy sector. Ms. Hua earned her International Master of Business Administration (IMBA) from Shanghai University of Finance and Economics and Webster University in 2021. We believe Ms. Hua’s extensive experience in management, technical consulting, and strategic planning qualifies her to serve on our board of directors.

Ms. Lin Sun has served as our chief financial officer and director since November 2025. Ms. Sun possesses extensive experience in financial management, accounting, and corporate operations. From August 2020 to October 2024, Ms. Sun served as Assistant to the General Manager at Chengdu Weilian Totem Conference Services Co., Ltd., where she was responsible for company operations management, client marketing, and client relationship maintenance. From June 2013 to August 2020, Ms. Sun served as Financial Manager at Sichuan Dachuan High-tech Biotechnology Development Co., Ltd., where she supported the general manager in financial accounting, oversaw the company’s comprehensive accounting functions, and enhanced financial management practices through ongoing research and analysis. Ms. Sun obtained a Master’s Degree in Financial Management from Southwestern University of Finance and Economics in 2013, and a Bachelor’s Degree in Accounting from Henan University of Economics and Law in 2010. We believe Ms. Sun’s solid background in financial management, accounting, and corporate operations qualifies her to serve on our board of directors.

Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and competing an initial business combination.
Insider Shares [Member]
Spac Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	1,725,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.014
Sponsor Officers and Directors [Member]
Spac Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	1,730,000
Spectre R H Limited [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 10,000